Financial assets and financial liabilities (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount	R$ 39,485	R$ 42,568
Financial assets, at fair value	39,485	42,568
Financial liabilities, at carrying amount	3,242,211	3,243,280
Financial liabilities, at fair value	3,237,188	3,294,674
Loans And Financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	1,800,775	1,882,901
Financial liabilities, at fair value	1,795,752	1,934,295
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	874,569	769,525
Financial liabilities, at fair value	874,569	769,525
Accounts Payable To Selling Shareholders [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	566,867	528,678
Financial liabilities, at fair value	566,867	528,678
Notes Payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount		62,176
Financial liabilities, at fair value		62,176
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount	39,485	42,568
Financial assets, at fair value	R$ 39,485	R$ 42,568